BONDS PAYABLE (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 03, 2025	Feb. 02, 2024	Sep. 30, 2025	Feb. 02, 2025	Feb. 01, 2024	Aug. 31, 2025	Jan. 31, 2025	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount							$ 4,000,000
Accrued interest				$ 375,000
Unsecured Convertible Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 9,000,000				$ 6,000,000		$ 6,000,000	$ 9,000,000
Repayments of principal amount.		1,500,000
Debt instrument, face amount adjusted		$ 7,500,000
Debt Instrument, maturity date		Feb. 01, 2025
Debt Instrument, interest rate		5.00%
Debt Instrument, periodic principal payment			$ 3,500,000		$ 1,500,000
Debt Instrument, periodic interest payment					$ 450,000
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount										$ 9,000,000
Interest rate per annum										5.00%
Share price										$ 0.00172
Ordinary price per share										$ 0.688
Securities Purchase Agreement [Member] | 2023 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 9,000,000
Repaid amount	1,500,000
Remaining principal amount	7,500,000
Securities Purchase Agreement [Member] | 2024 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	4,000,000
Remaining principal amount	$ 3,500,000
Debt interest rate	5.00%
Securities Purchase Agreement [Member] | 2023 and 2024 Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price percentage	90.00%
Debt instrument floor price	20.00%